RELATED PARTIES	12 Months Ended
Dec. 31, 2017
RELATED PARTIES
RELATED PARTIES

22. RELATED PARTIES

        Related parties include entities under common ownership with the Group, affiliated companies and associated companies.

        Terms and conditions of transactions with related parties—Outstanding balances as of December 31, 2017 were unsecured and settlements are made on a cash basis. There have been no guarantees provided or received for any related party receivables or payables. As of December 31, 2017 and December 31, 2016 the Group had no impairment of receivables relating to significant amounts owed by related parties as well as expenses recognized during the year ended December 31, 2017 and 2016 in respect to bad or doubtful debts from related parties.

        Accounts receivable from and accounts payable to related parties were as follows:

	December 31, 2017	December 31, 2016
Accounts receivable
MTS Belarus, the Group's associate	4,835	2,273
Business Nedvizhimost, a subsidiary of Sistema	4,052	3,693
MTS Bank, the Group's associate	1,232	1,726
Zifrovoe TV, the Group's associate	702	50
Sitronics, a subsidiary of Sistema	317	—
Sitronics KASU, a former subsidiary of Sistema	—	51
Other related parties	222	301

Total accounts receivable, related parties	11,360	8,094

Less non-current portion	(2)	(3,693)
Accounts receivable, related parties—current	11,358	4,401

Accounts payable
MTS Belarus, the Group's associate	828	491
MTS Bank, the Group's associate	157	134
Business Nedvizhimost, a subsidiary of Sistema	60	32
Sitronics, a subsidiary of Sistema	9	—
Sitronics KASU, a former subsidiary of Sistema	—	36
Maxima, a subsidiary of Sistema	—	184
Other related parties	48	137

Total accounts payable, related parties	1,102	1,014

        The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

        The Group provides advances to related parties which are summarized as follows:

	December 31, 2017	December 31, 2016
Advances for property, plant and equipment:
Kapstroi Telecom, a former subsidiary of Sistema	—	186
Other related parties	1	1

Total advances for property, plant and equipment	1	187

        Investing and financing transactions—The Group holds certain investments in related parties which are summarized as follows:

	December 31, 2017	December 31, 2016
Short-term investments
Sistema-Capital, a subsidiary of Sistema (assets management)	9,600	3,721
Promissory notes of Intellect Telecom, a subsidiary of Sistema	257	230
Loan receivable from Intellect Telecom, a subsidiary of Sistema	77	72
Deposits at MTS Bank, the Group's associate	67	33
Sistema International Funding S.A. Bonds due in 2019, a subsidiary of Sistema	57	65
Promissory notes of Sistema	—	574
Other loans receivable	6	—

Total short-term investments in related parties	10,064	4,695
Other investments
Promissory notes of Sistema	618	—
Loan receivable from MTS Bank, the Group's associate	—	2,116
Other	—	60

Total other investments to related parties	618	2,176

Other investments in shares
Sistema Venture Capital, a subsidiary of Sistema	117	117
Other investments	32	32

Total investments in shares of related parties	149	149

        Operating transactions—For the years ended December 31, 2017, 2016 and 2015, operating transactions with related parties were as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Revenues from related parties
MTS Bank, the Group's associate (telecommunication and call center services, bank cards distribution commission)	1,507	900	588
Zifrovoe TV, the Group's associate (subscriber acquisition services)	724	55	3
Sitronics, subsidiary of Sistema (construction of a fiber optic lines)	303	—	—
MTS Belarus, the Group's associate (roaming and interconnect services)	248	276	266
Detsky Mir, subsidiary of Sistema (telecommunication services)	188	129	64
Medsi Group, subsidiary of Sistema (telecommunication and call center services)	156	242	113
Sistema, parent company (consulting services)	19	83	61
Segezha Group, a subsidiary of Sistema (software supply)	10	149	—
Sitronics KASU, a former subsidiary of Sistema (construction of fiber optic lines, project management, software support)	5	40	8
NVision Group, a former subsidiary of Sistema (fixed line services)	—	—	119
Stream, a former Group's associate (SMS notifications)	—	—	141
Other related parties	189	304	121

Total revenues from related parties	3,349	2,178	1,484

Operating expenses incurred on transactions with related parties
MTS Bank, the Group's associate (commission related expenses)	2,259	347	61
Business Nedvizhimost, a subsidiary of Sistema (rent and sale of property)	821	246	224
AB Safety, a subsidiary of Sistema (security services)	302	271	212
Jet Air Group, subsidiary of Sistema (transportation services)	172	183	180
Maxima, a subsidiary of Sistema (advertising)	143	1,018	1,351
MTS Belarus, the Group's associate (roaming and interconnect services)	121	161	394
Elavius, a subsidiary of Sistema (transportation services)	11	159	328
Inturavtoservis, subsidiary of Sistema (transport services)	4	124	44
Rent-Nedvizhimost, a former subsidiary of Sistema (rent), merged with Business Nedvizhimost in 2016	—	308	776
Stream, a former Group's associate (content services)	—	—	2,132
NVision Group, a former subsidiary of Sistema (IT consulting)	—	—	575
Other related parties	220	297	301

Total operating expenses incurred on transactions with related parties	4,053	3,114	6,578

        Finance income, which arose from investment transactions with related parties for years ended December 31, 2017, 2016 and 2017 was the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Finance income from related parties
Sistema-Capital, a subsidiary of Sistema (assets management)	369	128	—
Business Nedvizhimost, a subsidiary of Sistema	359	491	346
MTS Bank, the Group's associate	345	285	447
Zifrovoe TV, the Group's associate	70	12	—
Sistema, parent company	48	53	188
Other related parties	76	16	86

Total finance income from related parties	1,267	985	1,067

        Public Joint-Stock Company "MTS Bank" ("MTS Bank")—The Group maintains certain bank accounts with MTS Bank, an associate of the Group. As of December 31, 2017 and December 31, 2016, the Group's cash position at MTS Bank amounted to RUB 13,746 million and RUB 4,902 million, respectively, including short-term deposits in the amount of RUB 633 million and RUB 532 million, respectively. As of December 31, 2016 the subordinated loan issued by the Group to MTS Bank amounted to RUB 2,100 million. The loan was repaid in January, 2017.

        East-West United Bank—The Group maintains certain bank accounts with East-West United Bank, a subsidiary of Sistema. As of December 31, 2017 and December 31, 2016, the Group's cash position at East-West United Bank amounted to RUB 5,969 million and RUB 736 million, respectively, including short-term deposits in the amount of RUB 5,810 million and nil, respectively.

        Sistema—In November 2009, the Group accepted a promissory note, issued by Sistema, as repayment of the loan principal and interest accrued to date under an agreement with Sistema-Hals. The note is interest free and repayable in 2019. As of December 31, 2017 and December 31, 2016 the amount of RUB 618 million and RUB 574 million was included in other investments and short-term investments, respectively in the accompanying consolidated statements of financial position.

        In October 2014 the Group acquired 2,501,350 Sistema Notes due 2016 (series 04) and 1,000 Sistema International Funding S.A. Bonds due in 2019 for RUB 519 million and RUB 32 million, respectively. The acquired bonds were classified as available for sale and accounted for at fair value to recognize changes in fair value in other comprehensive income. In March 2015 and May 2015 upon scheduled redemption, the Group received principal and coupon in the amount of RUB 409 million. In March 2016 the Group received principal and coupon of Sistema Notes due 2016 (series 04) in the amount of RUB 201 million.

        As of December 31, 2017 and December 31, 2016, the balance of Sistema International Funding S.A. Bonds due in 2019 amounted to RUB 57 million and RUB 65 million respectively.

        Business Nedvizhimost—In February 2015 and further in May 2015, the Group sold its 100% stake in Rent Nedvizhimost to Business Nedvizhimost, subsidiary of Sistema, for RUB 8,500 million in total.

        As of December 31, 2017 and December 31, 2016 the balance of accounts receivable amounted to RUB 4,052 million and RUB 3,693 million, respectively. The amount as of December 31, 2017 is due before December 31, 2018 and bears interest of 12% p.a.

        Sistema-Capital—In April 2016 the Group entered into trust agreement with the asset management company Sistema-Capital. In December 2017 the Group entered into additional trust agreement with the same terms. As of December 31, 2017 and December 31, 2016, the balance of assets under trust management amounted to RUB 9,600 million and RUB 3,721 million respectively.

        Zifrovoe TV—In June 2017 the Group made a cash contribution to Zifrovoe TV (ZTV) in the amount of RUB 171 million.

        Remuneration of key management personnel—Key management personnel of the Group are members of the Board of Directors and Management Board. During the year ended December 31, 2017, 2016 and 2015 their total remuneration amounted to RUB 739 million, RUB 760 million and RUB 835 million, respectively. These amounts comprised of RUB 490 million, RUB 470 million and RUB 514 million in base salaries and 249 RUB million, RUB 290 million and RUB 321 million in bonuses paid pursuant to a bonus plan, respectively.

        Management and directors are also entitled to cash-settled and equity-settled share-based payments. Related compensation accrued during the year ended December 31, 2017, 2016 and 2015 amounted to RUB 486 million, RUB 481 million and RUB 175 million, respectively.